Significant Accounting Policies, Common Stock Subject to Possible Redemption (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	$ 18,853,961	$ 237,020,680	$ 237,020,680
Extension funding of Trust Account	137,406	0	1,300,000
Class A common stock subject to possible redemption	19,074,076		18,853,961	$ 237,020,680
Funds Withdrawn from Trust Account Reserved to Payment of Taxes	0		75,773	0	$ 75,773
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	18,853,961	$ 237,020,680	237,020,680	234,600,000
Redemptions	0		(223,500,610)	0
Extension funding of Trust Account	137,406		1,300,000	0
Remeasurement adjustment of carrying value to redemption value	82,709		4,033,891	2,420,680
Class A common stock subject to possible redemption	$ 19,074,076		$ 18,853,961	$ 237,020,680